Condensed Combined Consolidated Statements of Partners' Capital - USD ($) $ in Thousands	Common Unitholders Public	Common Unitholder Antero	Subordinated Unitholder Antero	General Partner	Total
Balance at Dec. 31, 2013					$ 732,061
Partner' Capital
Net income (loss) and comprehensive income (loss)					127,875
Balance at Dec. 31, 2014	$ 1,090,037	$ 71,665	$ 180,757	$ 278,444	1,620,903
Partner' Capital
Deemed distribution to parent, net				(65,385)	(65,385)
Net income (loss) and comprehensive income (loss)	10,630	6,920	17,548	32,353	67,451
Equity-based compensation	2,403	3,641	3,967	2,365	12,376
Distribution to unitholders	(12,617)	(8,213)	(20,830)		(41,660)
Balance at Jun. 30, 2015	$ 1,090,453	$ 74,013	$ 181,442	$ 247,777	$ 1,593,685